Cash (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash
Cash at Banks	kr 1,249,094	kr 955,507
Total	1,249,094	955,507
Depreciation and Impairment	12,913	34,433	kr 2,823
Change in Provisions	(3,346)	5,856	6,634
Share-based payments	35,791	21,960	6,012
Cange in Contingent consideration	15,941	4,470
Other items	(39)	(43)	(4)
Total	kr 61,260	kr 66,676	kr 15,465